Net Finance Costs - Summary of Net Finance Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Finance Costs [Abstract]
Interest on short-term bank loans, overdrafts and commercial paper	£ (10)	£ (15)	£ (11)
Interest on term debt	(152)	(160)	(141)
Total borrowing costs	(162)	(175)	(152)
Losses on loans and derivatives not designated as hedges	(9)	(14)	(3)
Fair value losses on designated fair value hedge relationships			(1)
Net financing charge on defined benefit pension schemes	(15)	(14)	(21)
Finance costs	(186)	(203)	(177)
Interest on bank deposits	3	6	3
Fair value gains on designated fair value hedge relationships	1
Gains on loans and derivatives not designated as hedges		2
Finance income	4	8	3
Net finance costs	£ (182)	£ (195)	£ (174)